Note 15 - Financial Instruments with Off-balance Sheet Risk (Details) - Exposure to Credit Loss (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Exposure to Credit Loss [Abstract]
Commitments to extend credit	$ 27,753	$ 25,251
Standby letters of credit	$ 62	$ 188